UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Advanced Battery Metals and Materials ETF BATT

Amplify EASI Tactical Growth ETF EASI

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify International Online Retail ETF XBUY

Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF LEND

ANNUAL REPORT

October 31, 2019

Beginning on June 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Qs are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Market Performance

October 31, 2019 (Unaudited)

Many investors may look back at US stock market performance in 2019 and scratch their heads. Despite tensions related to a potential trade war with China, the potential impeachment of a US President and several defensive interest rate cuts by the US Federal Reserve, the S&P roared to 27.74% return through December 11, 2019. Many retail US investors decided to take on a more conservative bent to equity exposure in 2019 after a rough period of performance in the US markets in the fourth quarter of 2018. In fact, US money market assets rose to a 10-year high – historically a sign of worry by equity investors – by the third quarter end of 2019. That proved to be the wrong move by investors as the S&P 500 as of December 11, 2019 was on pace to have its best year since 2013, when it returned 32.39%.

So, what are some reasons the S&P 500 has had such a great year? Many market researchers point to numerous healthy US economic data points present in 2019 that have pushed equity valuations higher. Unemployment rates hovered at 50-year lows, empowering consumer spending which makes up the majority of US GDP. With unemployment so low, it is no wonder that US wage growth was steady in 2019, which again was accretive to the US consumer. Perhaps predictably due to the aforementioned data, consumer sentiment and confidence remained healthy in 2019 despite the many headline risks that seemed to dominate news coverage. Heading into the end of 2019, it appears US holiday spending is on track to surpass $1 trillion dollars for the first time in US history. Finally, the current news cycle is supportive of one of the biggest economic and investor risks moving in the right direction, a China trade deal. Reports suggest the US has offered to roll back several existing tariffs on Chinese goods as part of ongoing negotiations. Should a deal be struck, this could push equity markets higher due to the resolution of this headline risk.

Despite the S&P 500 returning over 27% year to date, not every stock or sector delivered this type of performance. Reviewing the eleven sectors that comprise the S&P 500 index shows a variety of significant performance differences, through December 11, 2019. In fact, four of the eleven S&P 500 sectors gained more than 25% year-to-date in 2019. Leading the pack with just over a 41% gain was the high growth-oriented Technology sector. A distant second, third and fourth place were the Communication Services sector with a 27.4% gain, and perhaps surprisingly the Financials with a 26.9% move, followed by the Industrial sector with a 26% gain. Rounding out the sectors that returned over 20% year to date were Consumer Staples, Consumer Discretionary and Real Estate. The Utilities and Materials sectors just missed being in this group with a 19.3% and 18.9% return respectively. Finally, the big laggard in terms of S&P 500 sector performance was Energy, delivering just a 4.05% return year to date.

Looking forward to 2020, it appears many investors may find themselves with the opposite sentiment from the year before. At the beginning of 2019, many investors were scared of the US equity market, fears tied to a strong decline in the fourth quarter of 2018. This led to many investors either sitting out or having muted participation in the 2019 US equity market rally. Now these same investors may go into 2020 dealing with FOMO (the Fear of Missing Out), of the potential for further positive momentum in the S&P 500 in 2020. This potential large source of new money going into the US equity market could be a positive catalyst for valuations in the early part of the New Year.

Ultimately, however, many of the same data points and risks from 2019 are likely to dictate overall US stock market performance in 2020: US China trade dynamics, unemployment, consumer data and the direction of US interest rates. The new wild card in 2020 that investors will need to monitor is the US Presidential election. Historically, healthy US economic and consumer data has been a been positive for incumbents. With that being said, between mid-December of 2019 and the November 2020 election there is significant time for data and sentiment to evolve, so investors will need to be closely following these numbers heading into election season.

Past performance does not guarantee future results.

Investing involves risk; Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Dow Jones Industrial Average: It is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and the NASDAQ.

S&P 500 Index: The S&P 500 is a market value weighted index and one of the common benchmarks for the U.S. stock market.

Nasdaq 100: An index composed of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange.

Amplify ETF Trust

Amplify High Income ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Five Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify High Income ETF	12.82%	12.81%	7.02%	6.92%	4.02%	4.02%	6.99%	7.00%
Hybrid SWM/ISE High Income Index(b)	13.44%	13.44%	7.55%	7.55%	4.53%	4.53%	7.11%	7.11%
S&P 500 Index	14.33%	14.33%	14.91%	14.91%	10.78%	10.78%	14.42%	14.42%

(a)        Fund commenced operations on June 11, 2012.

(b)        Reflects performance of Sustainable North American Oil Sands Index® through June 20, 2013 and ISE High Income Index thereafter.

The Fund is the successor to the investment performance of the YieldShares High Income Fund (the “Predecessor High Income Fund”) as a result of the reorganization of the Predecessor High Income Fund into the Fund on October 7, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to October 7, 2019 is that of the Predecessor High Income Fund’s Shares for the Fund. The Predecessor High Income Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Prior to June 20, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the SWM Index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Online Retail ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Online Retail ETF	10.54%	10.65%	21.28%	21.09%	20.61%	20.57%
EQM Online Retail Index	10.54%	10.54%	21.59%	21.59%	20.99%	20.99%
S&P 500 Index	14.33%	14.33%	14.91%	14.91%	13.25%	13.25%

(a)        Fund commenced operations on April 19, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify CWP Enhanced Dividend Income ETF	12.63%	12.36%	12.21%	12.14%
Cboe S&P 500 BuyWrite Index	6.76%	6.76%	6.84%	6.84%
Dow Jones Industrial Average	7.69%	7.69%	11.21%	11.21%

(a)       Fund commenced operations on December 13, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Transformational Data Sharing ETF	5.72%	5.11%	-4.41%	-4.72%
MSCI AC World Index Net	12.59%	12.59%	2.10%	2.10%
S&P 500 Index	14.33%	14.33%	7.24%	7.24%

(a)       Fund commenced operations on January 16, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Advanced Battery Metals and Materials ETF	-16.96%	-17.10%	-35.92%	-35.93%
MSCI AC World Index Metals & Mining Net Index	8.18%	8.18%	-5.28%	-5.28%
S&P 500 Index	14.33%	14.33%	9.53%	9.53%

(a)        Fund commenced operations on June 4, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify EASI Tactical Growth ETF	3.19%	2.95%	-1.33%	-1.50%
EASI Tactical Growth Index	4.05%	4.05%	-0.49%	-0.49%
S&P 500 Index	14.33%	14.33%	8.85%	8.85%

(a)        Fund commenced operations on June 13, 2018

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify BlackSwan Growth & Treasury Core ETF	15.94%	16.56%
S-Network BlackSwan Core Total Return Index	16.97%	16.97%
S&P 500 Index	13.20%	13.20%

(a)        Fund commenced operations on November 5, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify International Online Retail ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify International Online Retail ETF	6.91%	6.84%
EQM International Ecommerce Index	8.03%	8.03%
S&P 500 Index	16.83%	16.83%

(a)        Fund commenced operations on January 29, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF

Fund Performance

October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF	-20.06%	-20.10%
CrowdBureau® Peer-to-Peer Lending & Equity Crowdfunding Index	-19.76%	-19.76%
S&P 500 Index	6.53%	6.53%

(a)        Fund commenced operations on May 8, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

October 31, 2019

Description	Shares	Value
INVESTMENT COMPANIES — 99.8%
Equity — 18.5%
Aberdeen Total Dynamic Dividend Fund	1,221,998	$10,313,663
Cohen & Steers Infrastructure Fund, Inc.	350,092	9,424,476
Kayne Anderson MLP/Midstream Investment Co.	210,460	2,767,549
Liberty All-Star Equity Fund	1,597,320	10,366,607
Tortoise Energy Infrastructure Corp.	212,427	3,957,515
Tortoise Midstream Energy Fund, Inc.	629,651	7,058,388
		43,888,198
Fixed Income — 81.3%
AllianceBernstein Global High Income Fund, Inc.	849,664	10,170,478
BlackRock Corporate High Yield Fund, Inc.	957,963	10,470,536
BlackRock Debt Strategies Fund, Inc.	602,441	6,488,290
BlackRock Multi-Sector Income Trust	580,801	9,960,737
Blackstone / GSO Strategic Credit Fund	661,848	9,054,081
Brookfield Real Assets Income Fund, Inc.	475,059	10,603,317
DoubleLine Income Solutions Fund	528,978	10,547,821
Eaton Vance Limited Duration Income Fund	753,882	9,627,073
Eaton Vance Senior Floating-Rate Trust	190,073	2,453,842
First Trust High Income Long/Short Fund	386,052	5,979,945
First Trust Intermediate Duration Preferred & Income Fund	473,045	11,386,193
Invesco Dynamic Credit Opportunities Fund	459,463	5,081,661
Invesco Senior Income Trust	846,243	3,537,296
NexPoint Strategic Opportunities Fund	403,887	6,660,097
Nuveen Floating Rate Income Fund	407,744	3,845,026
Nuveen Preferred & Income Securities Fund	1,159,235	11,627,127
PGIM Global High Yield Fund, Inc.	681,113	9,808,027
PGIM High Yield Bond Fund, Inc.	664,288	9,891,248
Templeton Emerging Markets Income Fund	682,582	6,177,367
Description	Shares	Value
Voya Prime Rate Trust	414,205	$1,988,184
Wells Fargo Income Opportunities Fund	1,244,431	10,191,890
Western Asset Emerging Markets Debt Fund, Inc.	720,154	10,024,544
Western Asset High Income Fund II, Inc.	1,578,244	10,621,582
Western Asset High Income Opportunity Fund, Inc.	1,289,383	6,472,703
		192,669,065
Total Investment Companies (Cost $235,373,775)		236,557,263

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(a)	199,884	199,884
Total Money Market Funds (Cost $199,884)		199,884

Total Investments — 99.9% (Cost $235,573,659)		$236,757,147

Percentages are based on Net Assets of $237,003,658.

MLP - Master Limited Partnership

(a)  Seven-day yield as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

October 31, 2019

Description	Shares	Value
COMMON STOCKS — 99.7%
Marketplace — 24.7%
Alibaba Group Holding Ltd. - ADR(a)	19,615	$3,465,382
Copart, Inc.(a)	128,155	10,590,729
Delivery Hero SE(a)(b)	74,142	3,475,484
Etsy, Inc.(a)	138,667	6,169,295
GrubHub, Inc.(a)(c)	128,674	4,382,636
IAC/InterActiveCorp(a)	37,584	8,540,964
Just Eat PLC(a)	403,690	3,843,471
MercadoLibre, Inc.(a)	6,259	3,264,194
PayPal Holdings, Inc.(a)	77,617	8,079,930
Rakuten, Inc.	335,200	3,221,943
Shopify, Inc. - Class A(a)(c)	13,489	4,229,746
		59,263,774
Traditional Retail — 61.2%
1-800-Flowers.com, Inc. - Class A(a)	444,250	6,335,005
Amazon.com, Inc.(a)	4,536	8,058,930
ASOS PLC(a)	71,684	3,277,821
Carvana Co. - Class A(a)(c)	128,364	10,407,753
Chegg, Inc.(a)(c)	233,504	7,159,233
Cimpress NV(a)(c)	39,072	5,162,193
eBay, Inc.	230,951	8,141,023
Farfetch Ltd. - Class A(a)	145,841	1,302,360
JD.com, Inc. - Class A - ADR(a)	123,942	3,860,793
Lands’ End, Inc.(a)(c)	528,659	6,380,914
Netflix, Inc.(a)	23,737	6,822,251
Ocado Group PLC(a)	200,485	3,451,399
Overstock.com, Inc.(a)(c)	622,330	6,553,135
PetMed Express, Inc.(c)	450,324	10,544,337
Pinduoduo, Inc. - Class A - ADR(a)(c)	155,862	6,371,639
Qurate Retail, Inc.(a)(c)	708,234	6,756,552
Spotify Technology SA(a)	25,330	3,655,119
Stamps.com, Inc.(a)(c)	211,124	17,825,199
Stitch Fix, Inc. - Class A(a)(c)	338,583	7,740,007
Vipshop Holdings Ltd. - Class A - ADR(a)	410,746	4,740,009
Wayfair, Inc. - Class A(a)(c)	58,993	4,850,994
Zalando SE(a)(b)	79,920	3,462,885
ZOZO, Inc.(c)	174,600	4,092,162
		146,951,713
Description	Shares	Value
Travel — 13.8%
Booking Holdings, Inc.(a)	4,684	$9,596,439
Ctrip.com International Ltd. - ADR(a)(c)	87,286	2,879,565
Expedia Group, Inc. - Class A(c)	72,547	9,914,273
MakeMyTrip Ltd. - Class A(a)	148,567	3,420,012
TripAdvisor, Inc. - Class A(a)	180,528	7,293,331
		33,103,620
Total Common Stocks (Cost $261,847,131)		239,319,107

MONEY MARKET FUNDS — 0.2%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(d)	626,570	626,570
Total Money Market Funds (Cost $626,570)		626,570

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 29.1%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(d)	69,753,454	69,753,454
Total Investments Purchased with Proceeds from Securities Lending (Cost $69,753,454)		69,753,454

Total Investments — 129.0% (Cost $332,227,155)		$309,699,131

Percentages are based on Net Assets of $240,005,181.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2019 the value of these securities amounted to $6,938,369 or 2.9% of net assets.

(c)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $65,719,226 or 27.4% of net assets.

(d)  Seven-day yield as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

October 31, 2019

Sector Weightings (Unaudited)[a]

17.8% Consumer Staples
13.1% Consumer Discretionary
12.9% Information Technology
11.4% Health Care
9.9% Fiancials
9.1% Money Market Funds
8.1% Investments Purchased with Proceeds from Securities Lending
6.4% Communication Services
4.3% Energy
4.2% Industrials
2.8% Utilities

(a) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 90.5%
Communication Services — 7.0%
The Walt Disney Co.(a)	7,910	$1,027,667
Verizon Communications, Inc.	7,753	468,824
		1,496,491
Consumer Discretionary — 14.3%
McDonald’s Corp.	6,015	1,183,150
NIKE, Inc. - Class A	7,050	631,328
The Home Depot, Inc.(b)	5,223	1,225,211
		3,039,689
Consumer Staples — 19.4%
Mondelez International, Inc.	11,846	621,323
PepsiCo, Inc.	4,910	673,505
The Procter & Gamble Co.	5,115	636,868
Walgreens Boots Alliance, Inc.(a)	19,196	1,051,557
Walmart, Inc.(a)	9,775	1,146,216
		4,129,469
Energy — 4.7%
Chevron Corp.	8,540	991,836

Financials — 10.8%
American Express Co.	5,104	598,597
JPMorgan Chase & Co.	8,540	1,066,817
The Goldman Sachs Group, Inc.	3,026	645,688
		2,311,102
Health Care — 12.5%
Abbott Laboratories	7,683	642,376
Johnson & Johnson	4,654	614,514
Merck & Co., Inc.	7,969	690,593
UnitedHealth Group, Inc.	2,810	710,087
		2,657,570
Description	Shares	Value
Industrials — 4.6%
The Boeing Co.	2,905	$987,439

Information Technology — 14.1%
Apple, Inc.(a)	4,500	1,119,420
International Business Machines Corp.	4,435	593,093
Oracle Corp.(a)	11,544	629,033
Visa, Inc. - Class A(b)	3,661	654,806
		2,996,352
Utilities — 3.1%
Duke Energy Corp.	7,000	659,820
Total Common Stocks (Cost $17,832,096)		19,269,768

MONEY MARKET FUNDS — 9.9%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(c)	2,111,783	2,111,783
Total Money Market Funds (Cost $2,111,783)		2,111,783

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.9%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(c)	1,889,859	1,889,859
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,889,859)		1,889,859

Total Investments — 109.3% (Cost $21,833,738)		$23,271,410

Percentages are based on Net Assets of $21,285,615.

(a)  All or a part of this security is held as collateral for the options written. At October 31, 2019, the value of these securities amounted to $3,752,666 or 17.6% of net assets.

(b)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $1,842,151 or 8.7% of net assets.

(c)  Seven-day yield as of October 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

October 31, 2019

Description	Contracts	Notional Amount	Value
Call Options Written(a) — (0.0)%(b)
Apple, Inc., Expires 11/01/2019, Strike Price $252.50	45	$(1,119,420)	$(1,057)
Oracle Corp., Expires 11/15/2019, Strike Price $60.00	60	(326,940)	(90)
The Walt Disney Co., Expires 11/08/2019, Strike Price $141.00	79	(1,026,368)	(1,264)
Walgreens Boots Alliance, Inc., Expires 11/15/2019, Strike Price $57.50	41	(224,598)	(923)
Walmart, Inc., Expires 11/15/2019, Strike Price $125.00	90	(1,055,340)	(2,835)
Total Call Options Written (Premiums Received $25,828)			$(6,169)

(a)  Exchange Traded

(b)  Less than (0.05%).

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

October 31, 2019

Sector Weightings (Unaudited)[a]

25.2% Software & Services
18.3% Diversified Financials
17.9% Media & Entertainment
17.0% Investments Purchased with Proceeds from Securities Lending
7.0% Semiconductors & Semiconductor Equipment
6.7% Retailing
3.6% Banks
2.4% Technology Hardware & Equipment
1.0% Telecommunication Services
0.8% Commercial & Professional Services
0.1% Money Market Funds

(a) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.4%
Banks — 4.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	147,588	$771,885
Banco Santander SA - ADR	132,108	523,148
BOC Hong Kong Holdings Ltd.	213,860	736,888
JPMorgan Chase & Co.	11,303	1,411,971
Signature Bank(b)	7,209	852,969
		4,296,861
Commercial & Professional Services — 0.9%
Recruit Holdings Co. Ltd.	27,996	936,138

Diversified Financials — 22.0%
American Express Co.	5,787	678,699
CME Group, Inc. - Class A(b)	10,028	2,063,261
Galaxy Digital Holdings Ltd.(a)(c)	2,307,417	2,347,535
Hut 8 Mining Corp.(a)(b)(c)	1,249,928	1,841,060
IG Group Holdings PLC	176,509	1,452,788
Intercontinental Exchange, Inc.	29,434	2,776,215
Monex Group, Inc.	469,020	1,155,286
Nasdaq, Inc.(b)	10,194	1,017,055
Plus500 Ltd.	123,542	1,280,245
SBI Holdings, Inc.	164,808	3,616,955
TD Ameritrade Holding Corp.(b)	25,978	997,036
The Goldman Sachs Group, Inc.	12,252	2,614,332
		21,840,467
Media & Entertainment — 21.5%
Alphabet, Inc. - Class A(a)	2,082	2,620,822
Baidu, Inc. - Class A - ADR(a)	9,813	999,454
Facebook, Inc. - Class A(a)(b)	16,399	3,142,868
Description	Shares	Value
Kakao Corp.	32,670	$3,973,359
LINE Corp. - ADR(a)(b)	71,754	2,635,524
NAVER Corp.	9,512	1,340,812
NetEase, Inc. - ADR	5,022	1,435,589
Nexon GT Co. Ltd.(a)	239,267	1,499,211
Tencent Holdings Ltd.	18,929	774,944
Z Holdings Corp.	944,086	2,919,944
		21,342,527
Retailing — 8.0%
Alibaba Group Holding Ltd. - ADR(a)	5,995	1,059,137
JD.com, Inc. - Class A - ADR(a)	51,081	1,591,173
Overstock.com, Inc.(a)(b)	219,089	2,307,007
Rakuten, Inc.	314,399	3,022,003
		7,979,320
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.(a)(b)	39,524	1,341,049
Global Unichip Corp.	363,344	3,192,935
NVIDIA Corp.	7,474	1,502,424
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	44,664	2,306,002
		8,342,410
Software & Services — 30.4%
Accenture PLC - Class A	11,402	2,114,159
Akamai Technologies, Inc.(a)	12,993	1,123,895
Digital Garage, Inc.	117,446	3,893,478
DocuSign, Inc.(a)	14,307	946,980
GMO internet, Inc.	250,958	4,271,329
International Business Machines Corp.	22,502	3,009,192
Mastercard, Inc. - Class A	1,943	537,842
Microsoft Corp.	17,181	2,463,240
MoneyGram International, Inc.(a)(b)	194,398	769,816
Opera Ltd. - ADR(a)	261,126	2,629,539
Oracle Corp.	27,144	1,479,077
QIWI PLC - Class A - ADR	59,514	1,152,191
SAP SE - ADR(b)	11,774	1,560,997
Square, Inc. - Class A(a)(b)	48,396	2,972,966
Visa, Inc. - Class A(b)	4,490	803,081
Wirecard AG(b)	3,156	399,683
		30,127,465
Technology Hardware & Equipment — 2.9%
Cisco Systems, Inc.(b)	22,781	1,082,325
Samsung Electronics Co. Ltd.	40,945	1,773,715
		2,856,040
Telecommunication Services — 1.0%
SoftBank Group Corp.	25,941	1,006,508
Total Common Stocks (Cost $99,608,848)		98,727,736

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

October 31, 2019 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.5%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(d)	463,701	$463,701
Total Money Market Funds (Cost $463,701)		463,701

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 20.5%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(d)	20,345,869	20,345,869
Total Investments Purchased with Proceeds from Securities Lending (Cost $20,345,869)		20,345,869

Total Investments — 120.4% (Cost $120,418,418)		$119,537,306

Percentages are based on Net Assets of $99,268,716.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $19,626,085 or 19.8% of net assets.

(c)  Illiquid security. At October 31, 2019, the value of these securities amounted to $4,188,595 or 4.2% of net assets.

(d)  Seven-day yield as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

October 31, 2019

Sector Weightings (Unaudited)[a]

24.1% Australia
22.4% United States
10.6% Canada
9.7% China
4.5% Indonesia
3.9% Hong Kong
3.6% Switzerland
3.5% Russia
3.2% South Africa
2.3% Britain
2.2% Japan
2.1% Chile
2.1% Philippines
2.1% Belgium
1.9% Netherlands
1.8% France

[a] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 95.5%
Industrials — 1.4%
Clean TeQ Holdings Ltd.(a)	425,935	$70,469

Materials — 94.1%
Albemarle Corp.(b)	1,663	101,011
Altura Mining Ltd.(a)	2,367,353	93,020
AMG Advanced Metallurgical Group NV	4,062	99,713
Aneka Tambang Tbk	1,100,300	69,763
Assore Ltd.	5,153	86,599
BHP Group Ltd. - ADR(b)	2,172	106,233
Bushveld Minerals Ltd.(a)	309,677	88,251
China Molybdenum Co. Ltd.	345,240	109,265
CITIC Dameng Holdings Ltd.	1,893,000	78,513
Conic Metals Corp.(a)(c)	38,234	11,612
Eramet	1,924	96,005
First Quantum Minerals Ltd.	15,597	131,801
Freeport-McMoRan, Inc.	10,391	102,040
Galaxy Resources Ltd.(a)	168,327	108,494
Ganfeng Lithium Co. Ltd.	35,730	110,764
Glencore PLC	33,173	99,971
Global Ferronickel Holdings, Inc.(a)	3,030,000	112,255
Independence Group NL	33,210	145,831
Jinchuan Group International Resources Co. Ltd.	1,612,746	129,663
Description	Shares	Value
Johnson Matthey PLC	3,175	$126,261
Jupiter Mines Ltd.	395,889	91,424
Katanga Mining Ltd.(a)(b)	355,327	97,121
Largo Resources Ltd.(a)	80,868	81,046
Lithium Americas Corp.(a)(b)	42,165	124,533
Livent Corp.(a)	21,722	149,013
Lundin Mining Corp.	24,651	124,462
MMC Norilsk Nickel PJSC - ADR	6,879	190,548
Nanjing Hanrui Cobalt Co. Ltd.	10,710	85,203
Nemaska Lithium, Inc.(a)	661,401	100,433
Orocobre Ltd.(a)	68,530	124,244
Panoramic Resources Ltd.(a)	441,397	98,890
Pilbara Minerals Ltd.(a)	684,354	153,322
Sociedad Quimica y Minera de Chile SA - ADR(b)	4,235	115,107
South32 Ltd.	51,093	89,814
Sumitomo Metal Mining Co. Ltd.	3,543	119,948
Syrah Resources Ltd.(a)	127,569	35,176
Cowan Lithium Ltd.(a)(c)(d)	14,896	—
Tianqi Lithium Corp.	37,390	133,661
Umicore SA	2,696	111,163
Vale Indonesia Tbk PT(a)	665,082	175,782
Western Areas Ltd.	86,316	191,001
Zhejiang Huayou Cobalt Co. Ltd.	25,038	87,370
		4,486,326
Total Common Stocks (Cost $7,341,799)		4,556,795

RIGHTS — 0.0%
Altura Mining Ltd.(a)(c)	364,208	—
Total Rights (Cost $0)		—

MONEY MARKET FUNDS — 1.7%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(e)	78,760	78,760
Total Money Market Funds (Cost $78,760)		78,760

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.4%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(e)	780,893	780,893
Total Investments Purchased with Proceeds from Securities Lending (Cost $780,893)		780,893

Total Investments — 113.6% (Cost $8,201,452)		$5,416,448
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

October 31, 2019 (Continued)

Percentages are based on Net Assets of $4,767,303.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $517,962 or 10.9% of net assets.

(c)  Illiquid security. At October 31, 2019, the value of these securities amounted to $11,612 or 0.2% of net assets.

(d)  The Fund has fair valued these securities. Values are determined using significant unobservable inputs.

(e)  Seven-day yield as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Schedule of Investments

October 31, 2019

Sector Weightings (Unaudited)[a]

24.7% Investment Companies
19.5% Investments Purchased with Proceeds from Securities Lending
12.1% Consumer Discretionary
9.8% Financials
9.5% Health Care
7.3% Information Technology
4.7% Industrials
4.6% Materials
2.6% Energy
2.6% Real Estate
2.5% Utilities
0.1% Money Market Funds

[a] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 69.3%
Consumer Discretionary — 15.0%
Boot Barn Holdings, Inc.(a)	18,594	$651,719
Burlington Stores, Inc.(a)	3,294	633,008
Lululemon Athletica, Inc.(a)	3,240	661,835
RH(a)(b)	3,654	663,932
Skechers U.S.A., Inc. - Class A(a)	17,910	669,297
		3,279,791
Energy — 3.3%
Cosan Ltd. - Class A(a)	42,354	712,394

Financials — 12.2%
Arch Capital Group Ltd.(a)	15,750	657,720
Assurant, Inc.	5,184	653,547
The Carlyle Group LP - MLP	25,398	692,858
Valley National Bancorp	58,230	674,303
		2,678,428
Health Care — 11.8%
Bruker Corp.	14,976	666,432
Edwards Lifesciences Corp.(a)	2,862	682,244
Insulet Corp.(a)	4,266	619,935
Medpace Holdings, Inc.(a)	8,316	612,307
		2,580,918
Industrials — 5.9%
Federal Signal Corp.	20,376	660,997
MasTec, Inc.(a)(b)	9,954	626,505
		1,287,502
Information Technology — 9.1%
ANSYS, Inc.(a)	2,916	641,957
CDW Corp.	5,256	672,295
Description	Shares	Value
Jabil, Inc.	18,450	$679,329
		1,993,581
Materials — 5.7%
CF Industries Holdings, Inc.	12,924	586,103
Commercial Metals Co.	34,650	669,785
		1,255,888
Real Estate — 3.2%
Sun Communities, Inc.(c)	4,284	696,792

Utilities — 3.1%
MDU Resources Group, Inc.	23,382	675,506
Total Common Stocks (Cost $14,713,582)		15,160,800

INVESTMENT COMPANIES — 30.7%
Invesco QQQ Trust Series 1(b)	17,118	3,373,615
SPDR S&P 500 ETF Trust(b)	11,052	3,352,403
Total Investment Companies (Cost $6,602,657)		6,726,018

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(d)	30,153	30,153
Total Money Market Funds (Cost $30,153)		30,153

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 24.3%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(d)	5,323,618	5,323,618
Total Investments Purchased with Proceeds from Securities Lending (Cost $5,323,618)		5,323,618

Total Investments — 124.4% (Cost $26,670,010)		$27,240,589

Percentages are based on Net Assets of $21,906,184.

MLP - Master Limited Partnership

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $5,190,936 or 23.7% of net assets.

(c)   Real Estate Investment Trust.

(d)  Seven-day yield as of October 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

October 31, 2019

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 86.1%
2.500%, 02/28/2021	$5,348,000	$5,411,090
2.125%, 05/15/2022	18,547,000	18,821,945
2.375%, 02/29/2024	18,403,000	19,056,450
2.375%, 04/30/2026	18,421,000	19,304,273
2.625%, 02/15/2029	18,004,000	19,469,286
3.000%, 02/15/2049	21,144,000	24,932,988
Total U.S. Government Notes/Bonds (Cost $104,150,922)		106,996,032
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 13.5%
SPDR S&P 500 ETF Trust, Expires 12/20/2019, Strike Price $255.00	1,771	$53,719,743	8,706,236
SPDR S&P 500 ETF Trust, Expires 06/19/2020, Strike Price $245.00	1,312	39,796,896	8,056,992
Total Purchased Options (Cost $11,919,277)			16,763,228
	Shares
MONEY MARKET FUNDS — 0.2%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(b)	275,708		275,708
Total Money Market Funds (Cost $275,708)			275,708

Total Investments — 99.8% (Cost $116,345,907)			$124,034,968

Percentages are based on Net Assets of $124,298,537.

(a)  Exchange Traded.

(b)  Seven-day yield as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

October 31, 2019

Description	Shares	Value
COMMON STOCKS — 99.7%
Marketplace — 26.2%
58.com, Inc. - Class A - ADR(a)	678	$35,805
Alibaba Group Holding Ltd. - ADR(a)	138	24,380
B2W Cia Digital(a)	3,000	37,956
Delivery Hero SE(a)(b)	846	39,670
Fortunet e-Commerce Group Ltd.(a)	309,000	15,179
Interpark Corp.	7,485	34,741
Just Eat PLC(a)	4,437	42,200
Kogan.com Ltd.	8,178	38,144
MercadoLibre, Inc.(a)(c)	60	31,291
Mercari, Inc.(a)	1,500	34,009
Rakuten, Inc.	3,900	37,447
Shopify, Inc. - Class A(a)	102	31,984
Syuppin Co. Ltd.	3,600	31,369
Tencent Holdings Ltd.	600	24,558
Uxin Ltd. - Class A - ADR(a)	11,640	34,920
Yixin Group Ltd.(a)(b)	127,500	30,420
		524,073
Traditional Retail — 58.3%
AO World PLC(a)	44,250	36,073
ASKUL Corp.	1,200	33,145
ASOS PLC(a)	1,137	51,936
boohoo Group PLC(a)	10,368	35,419
Description	Shares	Value
Boozt AB(a)(b)	5,484	$36,657
Bygghemma Group First AB(a)	3,291	16,926
China Literature Ltd.(a)(b)	9,600	37,787
Cogobuy Group(a)(b)	180,000	29,856
Dustin Group AB(b)	4,200	33,524
HelloFresh SE(a)	2,331	40,621
HomeChoice International PLC(d)	5,826	15,084
iQIYI, Inc. - Class A - ADR(a)(c)	2,118	36,917
Istyle, Inc.(a)	5,400	37,364
JD.com, Inc. Class A - ADR(a)	1,107	34,483
Jumei International Holding Ltd. Class A - ADR(a)	15,054	31,011
Kitanotatsujin Corp.	5,400	31,020
MonotaRO Co. Ltd.	1,500	45,858
N Brown Group PLC	26,328	42,653
Ocado Group PLC(a)	2,145	36,888
Oisix ra daichi, Inc.(a)	2,700	35,016
PChome Online, Inc.(a)	9,000	39,027
Pinduoduo, Inc. - Class A - ADR(a)	924	37,773
Qliro Group AB(a)	18,969	16,932
Secoo Holding Ltd. - Class A - ADR(a)	5,133	30,849
Shop Apotheke Europe NV(a)(b)	909	39,652
So-Young International, Inc. - Class A - ADR(a)(c)	3,477	37,899
Verkkokauppa.com Oyj	4,926	17,284
Vipshop Holdings Ltd. - Class A - ADR(a)	3,042	35,105
Webjet Ltd.	5,436	42,358
YES24 Co. Ltd.	6,450	37,366
Zalando SE(a)(b)	825	35,758
Zero to Seven, Inc.(a)	3,594	32,126
zooplus AG(a)	306	33,456
ZOZO, Inc.(c)	1,500	35,119
		1,168,942
Travel — 15.2%
Ctrip.com International Ltd. - ADR(a)	1,110	36,619
Despegar.com Corp.(a)	3,051	34,110
eDreams ODIGEO SA(a)	3,516	16,161
Evolable Asia Corp.(a)	1,800	33,401
Hostelworld Group PLC(b)	13,686	20,685
MakeMyTrip Ltd. - Class A(a)	1,446	33,287
On the Beach Group PLC(b)	7,611	44,142
Trivago NV - Class A - ADR(a)	9,864	34,524
Tuniu Corp. - Class A - ADR(a)	5,670	17,010
Yatra Online, Inc.(a)	8,361	35,534
		305,473
Total Common Stocks (Cost $1,863,770)		1,998,488

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

October 31, 2019 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.3%
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(e)	5,832	$5,832
Total Money Market Funds (Cost $5,832)		5,832

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.9%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(e)	138,778	138,778
Total Investments Purchased with Proceeds from Securities Lending (Cost $138,778)		138,778

Total Investments — 106.9% (Cost $2,008,380)		$2,143,098

Percentages are based on Net Assets of $2,004,554.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2019 the value of these securities amounted to $348,151 or 17.4% of net assets.

(c)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $131,859 or 6.6% of net assets.

(d)  Illiquid security. At October 31, 2019, the value of this security amounted to $15,084 or 0.8% of net assests.

(e)   Seven-day yield as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF

Schedule of Investments

October 31, 2019

Sector Weightings (Unaudited)[a]

62.5% Financials
16.8% Investments Purchased with Proceeds from Securities Lending
16.0% Information Technology
2.0% Communication Services
1.7% Industrials
1.0% Consumer Discretionary
0.0%[b] Money Market Funds

[a] Percentages based on total investments.

[b] Less than 0.05%.

Description	Shares	Value
COMMON STOCKS — 96.5%
Communication Services — 2.3%
9F, Inc. - Class A - ADR(a)(b)	1,170	$13,385
Facebook, Inc. - Class A(a)	52	9,965
		23,350
Consumer Discretionary — 1.1%
Amazon.com, Inc.(a)	6	10,660
Financials — 72.5%
360 Finance, Inc. - Class A - ADR(a)	814	7,204
China Rapid Finance Ltd. - Class A - ADR(a)	8,202	2,325
CNFinance Holdings Ltd. - ADR(a)	970	4,510
Elevate Credit, Inc.(a)	26	106
Enova International, Inc.(a)	22	517
Golden Bull Ltd.(a)	1,760	773
Green Dot Corp.(a)	32	923
Hexindai, Inc. - ADR(a)(b)	5,628	5,592
Jianpu Technology, Inc. - Class A - ADR(a)	17,468	36,683
LendingClub Corp.(a)	3,376	42,673
LendingTree, Inc.(a)(b)	616	221,668
LexinFintech Holdings Ltd. - Class A - ADR(a)	11,808	133,903
On Deck Capital, Inc.(a)	8,726	38,918
OneMain Holdings, Inc.	86	3,440
PPDAI Group, Inc. - Class A - ADR	14,024	39,267
Qudian, Inc. - Class A - ADR(a)	18,780	130,145
Senmiao Technology Ltd.(a)	3,106	932
The Goldman Sachs Group, Inc.	46	9,815
Weidai Ltd. - Class A - ADR(a)	810	5,152
X Financial - Class A - ADR	1,810	3,059
Yiren Digital Ltd. - ADR(a)	5,618	36,348
		723,953
Industrials — 2.0%
Equifax, Inc.	76	10,390
Description	Shares	Value
TransUnion	116	$9,584
		19,974
Information Technology — 18.6%
CoreLogic, Inc./United States(a)	50	2,024
Fair Isaac Corp.(a)	18	5,473
Fidelity National Information Services, Inc.	346	45,589
Fiserv, Inc.(a)	420	44,579
Global Payments, Inc.	94	15,903
GreenSky, Inc. - Class A(a)(b)	5,660	43,299
Pagseguro Digital Ltd. - Class A(a)	212	7,861
PayPal Holdings, Inc.(a)	96	9,993
Square, Inc. - Class A(a)	176	10,812
		185,533
Total Common Stocks (Cost $1,203,149)		963,470

MONEY MARKET FUNDS — 0.0%(c)
STIT-Government & Agency Portfolio - Institutional Class — 1.72%(d)	356	356
Total Money Market Funds (Cost $356)		356

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.5%
Mount Vernon Liquid Assets Portfolio, LLC — 2.00%(d)	195,264	195,264
Total Investments Purchased with Proceeds from Securities Lending (Cost $195,264)		195,264

Total Investments — 116.0% (Cost $1,398,769)		$1,159,090

Percentages are based on Net Assets of $999,246.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2019. Total value of securities out on loan is $208,208 or 20.8% of net assets.

(c)   Less than 0.05%.

(d)  Seven-day yield as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2019

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Advanced Battery Metals and Materials ETF
Assets:
Investments, at Cost	$235,573,659	$332,227,155	$21,833,738	$120,418,418	$8,201,452
Foreign Currency, at Cost	—	1,299	—	—	—
Investments, at Value	$236,757,147	$309,699,131	$23,271,410	$119,537,306	$5,416,448
Foreign Currency, at Value	—	1,369	—	—	—
Receivable for Investments Sold	—	—	—	796,141	116,116
Dividends and Interest Receivable	346,725	25,131	18,067	216,163	11,956
Securities Lending Income Receivable	—	165,559	185	35,255	6,561
Total Assets	237,103,872	309,891,190	23,289,662	120,584,865	5,551,081

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $25,828, $0, $0)	—	—	6,169	—	—
Payable for Investments Purchased	—	—	1,350	—	—
Payable for Distributions to Shareholders	—	—	98,015	—	—
Collateral Received for Securities Loaned (See Note 4)	—	69,753,454	1,889,859	20,345,869	780,893
Payable for Fund Shares Redeemed	—	—	—	910,705	—
Advisory Fees Payable, net of waiver, if any	100,214	132,555	8,654	59,575	2,885
Total Liabilities	100,214	69,886,009	2,004,047	21,316,149	783,778

Net Assets	$237,003,658	$240,005,181	$21,285,615	$99,268,716	$4,767,303

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$134,500	$49,500	$7,000	$54,500	$4,500
Additional Paid-in Capital	253,533,578	279,013,857	19,302,456	123,840,658	8,570,446
Total Distributable Earnings (Accumulated Deficit)	(16,664,420)	(39,058,176)	1,976,159	(24,626,442)	(3,807,643)
Net Assets	$237,003,658	$240,005,181	$21,285,615	$99,268,716	$4,767,303

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	13,450,000	4,950,000	700,000	5,450,000	450,000
Net Asset Value, Offering and Redemption Price per Share	$17.62	$48.49	$30.41	$18.21	$10.59
Includes loaned Securities with a value of	$—	$65,719,226	$1,842,151	$19,626,085	$517,962

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2019

	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF
Assets:
Investments, at Cost	$26,670,010	$116,345,907	$2,008,380	$1,398,769
Investments, at Value	$27,240,589	$124,034,968	$2,143,098	$1,159,090
Receivable for Investments Sold	—	—	—	35,638
Dividends and Interest Receivable	1,673	515,172	895	—
Securities Lending Income Receivable	1,019	770	491	303
Deposits with Broker for Options	—	1,521	—	—
Total Assets	27,243,281	124,552,431	2,144,484	1,195,031

Liabilities:
Payable for Investments Purchased	—	204,466	—	—
Collateral Received for Securities Loaned (See Note 4)	5,323,618	—	138,778	195,264
Advisory Fees Payable, net of waiver, if any	13,479	49,428	1,152	521
Total Liabilities	5,337,097	253,894	139,930	195,785

Net Assets	$21,906,184	$124,298,537	$2,004,554	$999,246

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$9,000	$43,500	$750	$500
Additional Paid-in Capital	23,545,021	113,068,160	1,882,414	1,257,220
Total Distributable Earnings (Accumulated Deficit)	(1,647,837)	11,186,877	121,390	(258,474)
Net Assets	$21,906,184	$124,298,537	$2,004,554	$999,246

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	900,000	4,350,000	75,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$24.34	$28.57	$26.73	$19.98
Includes loaned Securities with a value of	$5,190,936	$—	$131,859	$208,208
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Operations

For the Year/Period Ended October 31, 2019

	Amplify High Income ETF(a)	Amplify High Income ETF(b)	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Advanced Battery Metals and Materials ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $0, $5,771, $0, $106,056, and $10,853, respectively)	$11,574,982	$12,999,755	$776,751	$428,842	$1,512,426	$93,334
Interest Income	516	—	12,746	30,594	8,094	848
Securities Lending Income	—	—	1,978,159	410	712,136	74,825
Total Investment Income	11,575,498	12,999,755	2,767,656	459,846	2,232,656	169,007

Expenses:
Advisory Fees	907,621	971,389	1,833,138	178,053	982,348	49,415
Total Expenses	907,621	971,389	1,833,138	178,053	982,348	49,415
Advisory Fees Waived (See Note 3)	—	—	—	(86,215)	(218,300)	(10,742)
Net Expenses	907,621	971,389	1,833,138	91,838	764,048	38,673
Net Investment Income	10,667,877	12,028,366	934,518	368,008	1,468,608	130,334

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(9,844,346)	2,224,510	12,169,820	1,304,334	(26,230,363)	(983,043)
Capital Gain Distributions From Underlying Closed End Funds	971,586	660,842	—	—	—	—
Foreign Currency	—	—	(49,152)	—	(34,856)	(6,535)
Options Written	—	—	—	264,159	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	30,342,893	(35,808,200)	7,360,442	292,748	28,760,833	(101,483)
Foreign Currency	—	—	188	—	2,018	(98)
Options Written	—	—	—	18,737	—	—
Net Realized and Unrealized Gain (Loss)	21,470,133	(32,922,848)	19,481,298	1,879,978	2,497,632	(1,091,159)

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,138,010	$(20,894,482)	$20,415,816	$2,247,986	$3,966,240	$(960,825)

(a)     For the period ended January 1, 2019 to October 31, 2019. Shares of the Predecessor High Income Fund converted Shares at the close of business on October 4, 2019. See Note 1 to the Financial Statements.

(b)    For the year ended December 31, 2018. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Operations

For the Year/Period Ended October 31, 2019

	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF(a)	Amplify International Online Retail ETF(b)	Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF(c)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $1,110, $0, $354, $0 respectively)	$295,761	$—	$5,691	$195
Interest Income	979	1,649,273	—	56
Securities Lending Income	13,125	1,911	961	529
Total Investment Income	309,895	1,651,184	6,652	780

Expenses:
Advisory Fees	153,177	380,598	13,189	6,078
Total Expenses	153,177	380,598	13,189	6,078
Net Investment Income (Loss)	156,688	1,270,586	(6,537)	(5,298)

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(272,592)	3,374,460	47,664	(173,632)
Foreign Currency	—	—	579	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	550,982	7,689,060	134,718	(239,679)
Foreign Currency	—	—	(3)
Net Realized and Unrealized Gain	278,390	11,063,520	182,958	(413,311)

Net Increase (Decrease) in Net Assets Resulting from Operations	$435,078	$12,334,106	$176,421	$(418,609)

(a)     Fund commenced operations on November 5, 2018.

(b)    Fund commenced operations on January 29, 2019.

(c)     Fund commenced operations on May 8, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Period Ended October 31, 2019(a)	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$10,667,877	$12,028,366	$10,921,035
Net Realized Gain (Loss) on Investments	(9,844,346)	2,224,510	(5,108,564)
Capital Gain Distributions from Underlying Closed End Funds	971,586	660,842	1,088,695
Net Change in Unrealized Appreciation/Depreciation on Investments	30,342,893	(35,808,200)	13,922,191
Net Increase (Decrease) in Net Assets Resulting from Operations	32,138,010	(20,894,482)	20,823,357

Distributions to Shareholders:
Dividends and Distributions	(10,667,877)	(12,028,366)	(10,921,035	)(b)
Return of Capital	(5,445,623)	(4,637,634)	(3,501,965)
Total Distributions	(16,113,500)	(16,666,000)	(14,423,000)

Capital Share Transactions:
Subscriptions	59,354,548	24,965,540	103,859,135
Redemptions	(12,901,480)	(35,102,029)	(5,853,358)
Increase in Net Assets from Capital Share Transactions	46,453,068	(10,136,489)	98,005,777

Total Increase (Decrease) in Net Assets	62,477,578	(47,696,971)	104,406,134

Net Assets:
Beginning of Period	174,526,080	222,223,051	117,816,917
End of Period	$237,003,658	$174,526,080	$222,223,051(c)

Share Transactions(d):
Subscriptions	3,350,000	1,350,000	5,350,000
Redemptions	(750,000)	(1,900,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,600,000	(550,000)	5,050,000

(a)     For the period ended January 1, 2019 to October 31, 2019. See Note 1 to Financial Statements.

(b)    This amount is comprised of only net investment income.

(c)     There was no undistributed net investment income.

(d)    Shares of Predecessor Fund converted into Fund Shares at the close of business on October 4, 2019. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income (Loss)	$934,518	$(1,168,710)
Net Realized Gain on Investments and Foreign Currency	12,120,668	41,465,768
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	7,360,630	(40,918,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,415,816	(621,072)

Capital Share Transactions:
Subscriptions	44,496,075	419,059,730
Redemptions	(195,538,605)	(156,288,880)
Increase (Decrease) in Net Assets from Capital Share Transactions	(151,042,530)	262,770,850

Total Increase (Decrease) in Net Assets	(130,626,714)	262,149,778

Net Assets:
Beginning of Period	370,631,895	108,482,117
End of Period	$240,005,181	$370,631,895

Share Transactions:
Subscriptions	1,000,000	9,050,000
Redemptions	(4,500,000)	(3,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,500,000)	5,550,000

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$368,008	$216,721
Net Realized Gain on Investments and Options Written	1,568,493	427,576
Net Change in Unrealized Appreciation/Depreciation on Investments and Options Written	311,485	373,331
Net Increase in Net Assets Resulting from Operations	2,247,986	1,017,628

Distributions to Shareholders:
Dividends and Distributions	(1,032,410)	(646,297)
Return of Capital	—	(107,770)
Total Distributions	(1,032,410)	(754,067)

Capital Share Transactions:
Subscriptions	7,431,400	4,400,665
Redemptions	(3,041,745)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	4,389,655	4,400,665

Total Increase (Decrease) in Net Assets	5,605,231	4,664,226

Net Assets:
Beginning of Period	15,680,384	11,016,158
End of Period	$21,285,615	$15,680,384

Share Transactions:
Subscriptions	250,000	150,000
Redemptions	(100,000)	—
Net Increase in Shares Outstanding from Share Transactions	150,000	150,000

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Operations:
Net Investment Income	$1,468,608	$1,149,723
Net Realized Gain (Loss) on Investments	(26,265,219)	1,602,143
Net Change in Unrealized Appreciation/Depreciation on Investments	28,762,851	(29,643,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,966,240	(26,891,428)

Distributions to Shareholders:
Dividends and Distributions	(1,276,455)	—
Total Distributions	(1,276,455)	—

Capital Share Transactions:
Subscriptions	847,845	213,529,655
Redemptions	(36,075,255)	(54,896,875)
Transaction Fees (Note 1)	44,194	20,795
Increase (Decrease) in Net Assets from Capital Share Transactions	(35,183,216)	158,653,575

Total Increase (Decrease) in Net Assets	(32,493,431)	131,762,147

Net Assets:
Beginning of Period	131,762,147	—
End of Period	$99,268,716	$131,762,147

Share Transactions:
Subscriptions	50,000	10,350,000
Redemptions	(2,150,000)	(2,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,100,000)	7,550,000

(a)     The Fund commenced operations on January 16, 2018.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Advanced Battery Metals and Materials ETF
	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Operations:
Net Investment Income (Loss)	$130,334	$55,558
Net Realized Loss on Investments	(989,578)	(230,819)
Net Change in Unrealized Appreciation/Depreciation on Investments	(101,581)	(2,683,545)
Net Decrease in Net Assets Resulting from Operations	(960,825)	(2,858,806)

Distributions to Shareholders:
Dividends and Distributions	(46,593)	—
Total Distributions	(46,593)	—

Capital Share Transactions:
Subscriptions	—	9,290,765
Redemptions	(662,965)	—
Transaction Fees (Note 1)	2,334	3,393
Increase (Decrease) in Net Assets from Capital Share Transactions	(660,631)	9,294,158

Total Increase (Decrease) in Net Assets	(1,668,049)	6,435,352

Net Assets:
Beginning of Period	6,435,352	—
End of Period	$4,767,303	$6,435,352

Share Transactions:
Subscriptions	—	500,000
Redemptions	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	500,000

(a)     The Fund commenced operations on June 4, 2018.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify EASI Tactical Growth ETF
	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Operations:
Net Investment Income	$156,688	$(3,267)
Net Realized Loss on Investments	(272,592)	(900,980)
Net Change in Unrealized Appreciation/Depreciation on Investments	550,982	19,597
Net Increase (Decrease) in Net Assets Resulting from Operations	435,078	(884,650)

Distributions to Shareholders:
Dividends and Distributions	(160,314)	—
Total Distributions	(160,314)	—

Capital Share Transactions:
Subscriptions	25,822,955	16,436,350
Redemptions	(17,271,950)	(2,471,285)
Increase in Net Assets from Capital Share Transactions	8,551,005	13,965,065

Total Increase in Net Assets	8,825,769	13,080,415

Net Assets:
Beginning of Period	13,080,415	—
End of Period	$21,906,184	$13,080,415

Share Transactions:
Subscriptions	1,050,000	650,000
Redemptions	(700,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	550,000

(a)     The Fund commenced operations on June 13, 2018.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify BlackSwan Growth & Treasury Core ETF
Period Ended October 31, 2019(a)
Operations:
Net Investment Income	$1,270,586
Net Realized Gain on Investments and Foreign Currency	3,374,460
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	7,689,060
Net Increase in Net Assets Resulting from Operations	12,334,106

Distributions to Shareholders:
Dividends and Distributions	(1,147,229)
Total Distributions	(1,147,229)

Capital Share Transactions:
Subscriptions	113,111,660
Increase in Net Assets from Capital Share Transactions	113,111,660

Total Increase in Net Assets	124,298,537

Net Assets:
Beginning of Period	—
End of Period	$124,298,537

Share Transactions:
Subscriptions	4,350,000
Net Increase in Shares Outstanding from Share Transactions	4,350,000

(a)     The Fund commenced operations on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify International Online Retail ETF
Period Ended October 31, 2019(a)
Operations:
Net Investment Loss	$(6,537)
Net Realized Gain on Investments and Foreign Currency	48,243
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	134,715
Net Decrease in Net Assets Resulting from Operations	176,421

Capital Share Transactions:
Subscriptions	2,500,000
Redemptions	(672,343)
Transaction Fees	476
Increase in Net Assets from Capital Share Transactions	1,828,133

Total Increase in Net Assets	2,004,554

Net Assets:
Beginning of Period	—
End of Period	$2,004,554

Share Transactions:
Subscriptions	100,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	75,000

(a)     The Fund commenced operations on January 29, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF
Period Ended October 31, 2019(a)
Operations:
Net Investment Loss	$(5,298)
Net Realized Loss on Investments and Foreign Currency	(173,632)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(239,679)
Net Decrease in Net Assets Resulting from Operations	(418,609)

Capital Share Transactions:
Subscriptions	3,724,855
Redemptions	(2,307,000)
Increase in Net Assets from Capital Share Transactions	1,417,855

Total Increase in Net Assets	999,246

Net Assets:
Beginning of Period	—
End of Period	$999,246

Share Transactions:
Subscriptions	150,000
Redemptions	(100,000)
Net Increase in Shares Outstanding from Share Transactions	50,000

(a)     The Fund commenced operations on May 8, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Period Ended October 31, 2019(a)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Year/Period	$16.09		$19.49	$18.55	$17.84	$21.43	$23.16
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.86		1.13	1.22	1.22	1.30	1.18
Net Realized and Unrealized Gain (Loss)(c)	1.97		(2.97)	1.31	1.41	(2.97)	(0.85)
Total from Investment Operations	2.83		(1.84)	2.53	2.63	(1.67)	0.33

Distributions to Shareholders
Net Investment Income	(0.87)		(1.13)	(1.20)	(1.20)	(1.30)	(1.17)
Net Realized Gains	—		—	—	—	—	(0.02)
Return of Capital	(0.43)		(0.43)	(0.39)	(0.72)	(0.62)	(0.87)
Total from Distributions	(1.30)		(1.56)	(1.59)	(1.92)	(1.92)	(2.06)

Net Asset Value, End of Year/Period	$17.62		$16.09	$19.49	$18.55	$17.84	$21.43

Total Return on Net Asset Value(d)	17.86	%(h)	-9.97%	14.03%	15.42%	-8.26%	1.03%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$237,004		$174,526	$222,223	$117,817	$77,621	$77,132
Ratio of Expenses to Average Net Assets	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets(e)	5.93	%(f)	6.19%	6.27%	6.62%	6.48%	5.06%
Portfolio Turnover(g)	28	%(h)	40%	34%	17%	1%	111%

(a)     For the period January 1, 2019 to October 31, 2019. See Note 1 to the Financial Statements.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017		Period Ended October 31, 2016(a)
Net Asset Value, Beginning of Year/Period	$43.86	$37.41	$27.18		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.16	(0.17)	(0.13)		(0.05)
Net Realized and Unrealized Gain	4.47	6.62 (c)	10.36	(d)	2.23
Total from Investment Operations	4.63	6.45	10.23		2.18

Net Asset Value, End of Year/Period	$48.49	$43.86	$37.41		$27.18

Total Return on Net Asset Value(e)	10.54%	17.25%	37.64	%(f)	8.71	%(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$240,005	$370,632	$108,482		$4,077
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%		0.65	%(g)
Ratio of Net Investment Loss to Average Net Assets	0.33%	-0.35%	-0.38%		-0.34	%(g)
Portfolio Turnover(h)	36%	17%	11%		8	%(i)

(a)     The Fund commenced operations on April 19, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.01 gain derived from a payment from affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 37.63%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017(a)
Net Asset Value, Beginning of Period	$28.51	$27.54	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.58	0.45	0.39
Net Realized and Unrealized Gain	2.93	2.02	2.92
Total from Investment Operations	3.51	2.47	3.31

Distributions to Shareholders
Net Investment Income	(1.61)	(1.29)	(0.57)
Return of Capital	—	(0.21)	(0.20)
Total from Distributions	(1.61)	(1.50)	(0.77)

Net Asset Value, End of Year/Period	$30.41	$28.51	$27.54

Total Return on Net Asset Value(c)	12.63%	9.12%	13.40	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$21,286	$15,680	$11,016
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.95%	0.95%	N/A
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.49%	0.94%	0.95	%(d)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.50%	1.53%	N/A
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.96%	1.54%	1.67	%(d)
Portfolio Turnover(e)	115%	151%	187	%(f)

(a)     The Fund commenced operations on December 13, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Period	$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.23	0.14
Net Realized and Unrealized Gain (Loss)	0.71	(2.69	)(c)
Total from Investment Operations	0.94	(2.55)

Distributions to Shareholders
Net Investment Income	(0.19)	—
Total from Distributions	(0.19)	—

Capital Share Transactions
Transaction Fees	0.01	—	(d)

Net Asset Value, End of Period	$18.21	$17.45

Total Return on Net Asset Value(e)	5.72%	-12.74	%(f)(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.90%	0.90	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.70%	0.70	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.15%	0.68	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.35%	0.88	%(g)
Portfolio Turnover(h)	35%	44	%(i)

(a)     The Fund commenced operations on January 16, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Includes a less than $0.01 gain per share derived from payment from an affiliate.

(d)    Less than 0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Financial Highlights

	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Period	$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.29	0.13
Net Realized and Unrealized Loss	(2.48)	(7.27	)(c)
Total from Investment Operations	(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.10)	—
Total from Distributions	(0.10)	—

Capital Share Transactions
Transaction Fees	0.01	0.01

Net Asset Value, End of Period	$10.59	$12.87

Total Return on Net Asset Value(d)	-16.96%	-35.65	%(e)(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.92%	0.92	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.72%	0.72	%(f)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	2.23%	1.82	%(f)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	2.43%	2.02	%(f)
Portfolio Turnover(g)	61%	12	%(h)

(a)     The Fund commenced operations on June 4, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Includes a less than $0.01 gain per share derived from payment from an affiliate.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Financial Highlights

	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Period	$23.78	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.19	—	(c)
Net Realized and Unrealized Gain (Loss)	0.57	(1.22)
Total from Investment Operations	0.76	(1.22)

Distributions to Shareholders
Net Investment Income	(0.20)	—
Total from Distributions	(0.20)	—

Net Asset Value, End of Period	$24.34	$23.78

Total Return on Net Asset Value(d)	3.19%	-4.87	%(g)

Supplemental Data:
Net Assets, End of Period (000’s)	$21,906	$13,080
Ratio of Expenses to Average Net Assets	0.75%	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.79%	0.03	%(e)
Portfolio Turnover(f)	480%	289	%(g)

(a)     The Fund commenced operations on June 13, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.43
Net Realized and Unrealized Gain	3.52
Total from Investment Operations	3.95

Distributions to Shareholders
Net Investment Income	(0.38)
Total from Distributions	(0.38)

Net Asset Value, End of Period	$28.57

Total Return on Net Asset Value(c)	15.94	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$124,299
Ratio of Expenses to Average Net Assets	0.49	%(d)
Ratio of Net Investment Income to Average Net Assets	1.64	%(d)
Portfolio Turnover(e)	154	%(f)

(a)     The Fund commenced operations on November 5, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Financial Highlights

	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	(0.07)
Net Realized and Unrealized Gain	1.79
Total from Investment Operations	1.72

Capital Share Transactions
Transaction Fees	0.01

Net Asset Value, End of Period	$26.73

Total Return on Net Asset Value(c)	6.91	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,005
Ratio of Expenses to Average Net Assets	0.69	%(d)
Ratio of Net Investment Loss to Average Net Assets	-0.34	%(d)
Portfolio Turnover(e)	64	%(f)

(a)     The Fund commenced operations on January 29, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF

Financial Highlights

	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	(0.06)
Net Realized and Unrealized Gain	(4.96)
Total from Investment Operations	(5.02)

Net Asset Value, End of Period	$19.98

Total Return on Net Asset Value(c)	-20.06	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$999
Ratio of Expenses to Average Net Assets	0.65	%(d)
Ratio of Net Investment Loss to Average Net Assets	-0.57	%(d)
Portfolio Turnover(e)	34	%(f)

(a)     The Fund commenced operations on May 8, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of ten series, nine of which are covered in this report. Included in this report are two diversified funds, Amplify High Income ETF (formerly YieldShares High Income ETF) (“YYY”) and Amplify Online Retail ETF (“IBUY”) and seven non-diversified funds, Amplify CWP Enhanced Dividend Income ETF (formerly Amplify YieldShares CWP Dividend & Option Income ETF) (“DIVO”), Amplify Transformational Data Sharing ETF (“BLOK”), Amplify Advanced Battery Metals and Materials ETF (“BATT”), Amplify EASI Tactical Growth ETF (“EASI”), Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify International Online Retail ETF (“XBUY”) and Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF (“LEND”) (each a “Fund” and collectively the “Funds”). Amplify Seymour Cannabis ETF (“CNBS”) is under a separate cover. Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of YYY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index. YYY commenced operations on June 11, 2012. The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek to provide investors with total return. BATT commenced operations on June 4, 2018. The investment objective of EASI is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EASI Tactical Growth Index. EASI commenced operations on June 13, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Total Return Index. SWAN commenced operations on November 5, 2018. The investment objective of XBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM International Ecommerce Index. XBUY commenced operations on January 29, 2019. The investment objective of LEND is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Crowdbureau® Peer-to-Peer Lending & Crowdfunding Index. LEND commenced operations on May 8, 2019.

YYY is the successor in interest to YieldShares High Income ETF (the “Predecessor Fund”) having the same investment objective that was included as a series of another investment company, Exchange Traded Concept Trust, and that was also sub-advised by YYY’s investment adviser, Amplify Investments LLC (the “Adviser”). On September 20, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into Amplify High Income ETF, and effective as of the close of business on October 4, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Amplify High Income ETF. For financial reporting purposes, assets received and shares issued by YYY were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of YYY’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by Amplify High Income ETF in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was December 31. The reporting period covered by this annual report for YYY is January 1, 2019 through October 31, 2019. Operations prior to October 7, 2019 were for the Predecessor Fund. The net assets were $234,897,880, including ($609,488) of net unrealized depreciation, ($2,042,721) of undistributed (accumulated) net investment income, and ($18,389,887) of undistributed (accumulated) net realized loss and shares outstanding were 13,300,000, all of which were transferred into the Trust at NAV at the close of business on October 4, 2019.

The primary purpose of the reorganization was to move the existing Fund from its existing trust to another trust, which the Adviser believed would allow the Fund to become part of a series of a stable fund family with a consistent Adviser across all funds in the Trust. Shareholders are expected to benefit accordingly and to enjoy an improvement in the level and quality of services provided to them and the Fund.

IBUY lists and principally trade its shares on The Nasdaq Stock Market® LLC (“Nasdaq”), and YYY, DIVO, BLOK, BATT, EASI, SWAN, XBUY, and LEND list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (each an “Exchange” and collectively, the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, EASI, and SWAN will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” XBUY and LEND will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Prior to July 1, 2019, Quasar Distributors, LLC acted as the principal underwriter for IBUY, DIVO, BLOK, BATT, EASI, SWAN, XBUY and LEND. Prior to October 7, 2019, SEI Distribution Co. acted as principal underwrited for YYY. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for YYY, IBUY, DIVO, and BLOK. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $250 is imposed for EASI, SWAN, and LEND. A purchase or redemption transaction fee of $750 is imposed for XBUY. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended October 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year/period ended October 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing

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Notes to the Financial Statements

October 31, 2019 (Continued)

bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

Shares of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. These shares are generally classified as level 2 investments.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of October 31, 2019

Category	YYY	IBUY	DIVO	BLOK	BATT	EASI	SWAN	XBUY	LEND
Investments in Securities
Assets
Level 1
Investment Companies	$236,557,263	$—	$—	$—	$—	$6,726,018	$—	$—	$—
Common Stocks	—	239,319,107	19,269,768	98,727,736	4,545,183	15,160,800	—	1,983,404	963,470
Money Market Funds	199,884	626,570	2,111,783	463,701	78,760	30,153	275,708	5,832	356
Total Level 1	236,757,147	239,945,677	21,381,551	99,191,437	4,623,943	21,916,971	275,708	1,989,236	963,826
Level 2
Common Stocks	—	—	—	—	11,612	—	—	15,084	—
U.S. Government Notes/Bonds	—	—	—	—	—	—	106,996,032	—	—
Purchased Options	—	—	—	—	—	—	16,763,228	—	—
Rights	—	—	—	—	—	—	—	—	—
Investments Purchased with Proceeds from Securities Lending	—	69,753,454	1,889,859	20,345,869	780,893	5,323,618	—	138,778	195,264
Total Level 2	—	69,753,454	1,889,859	20,345,869	792,505	5,323,618	123,759,260	153,862	195,264
Level 3
Common Stocks	—	—	—	—	—	—	—	—	—
Total Level 3	—	—	—	—	—	—	—	—	—
Total	$236,757,147	$309,699,131	$23,271,410	$119,537,306	$5,416,448	$27,240,589	$124,034,968	$2,143,098	$1,159,090

Other Financial Instruments(a)
Liabilities
Level 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Level 1	—	—	—	—	—	—	—	—	—
Level 2	—	—	—	—	—	—	—	—	—
Options Written	—	—	6,169	—	—	—	—	—	—
Total Level 2	—	—	6,169	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—	—
Total Level 3	—	—	—	—	—	—	—	—	—
Total	$—	$—	$6,169	$—	$—	$—	$—	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

(a)          Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

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Notes to the Financial Statements

October 31, 2019 (Continued)

For the year/period ended October 31, 2019, there were no transfers into or out of Level 3 for the Funds. Below is a reconciliation of securities in Level 3 for the Fund.

BATT	Balance as of 10/31/18	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 10/31/2019	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 10/31/2019
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT	Fair Value as of 10/31/2019	Valuation Techniques	Unobservable Input	Input Values	Range/Weighted Average Unobservable Input(a)
Common Stocks	$—	Proration of Share Price	Corporate Action Details	0.00 AUD	0.00 AUD

(a)       Table presents information for one security, which is valued at $0.00 as of October 31, 2019.

OPTION WRITING

DIVO will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

SWAN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO and SWAN as of October 31, 2019 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2019

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$6,169

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2019 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$264,159	Equity Contracts	$18,737

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2019

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$16,763,228

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2019 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$(847,182)	Equity Contracts	$4,843,951

The average monthly value of options written in DIVO during the year ended October 31, 2019 was $(27,084). The average monthly value of options purchased in SWAN during the period ended October 31, 2019 was $9,229,344.

OFFSETTING ASSETS AND LIABILITIES

DIVO is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in DIVO as of October 31, 2019:

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$6,169	$—	$6,169	$6,169	$—	$—

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Notes to the Financial Statements

October 31, 2019 (Continued)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

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Notes to the Financial Statements

October 31, 2019 (Continued)

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.95%
BLOK	0.90%
BATT	0.92%
EASI	0.75%
SWAN	0.49%
XBUY	0.69%
LEND	0.65%

For the period January 1, 2019 to October 4, 2019, the Predecessor High Income Fund was obligated to pay Exchange Traded Concepts, LLC 0.50% at an annual rate of average daily net assets.

Pursuant to a contractual agreement between the Trust, on behalf of DIVO, BLOK and BATT, management fees paid to the Adviser were reduced by 0.46%, 0.20% and 0.20%, respectively. For the period ended October 31, 2019, the Advisers management fee was reduced by $86,215, $218,300 and $10,742 in DIVO, BLOK and BATT, respectively. This contractual agreement will continue until March 1, 2021. The Adviser is not eligible to recoup these amounts.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, EASI, XBUY, and LEND. Toroso Investments, LLC (“Toroso”) and Exponential ETFs (“Exponential”) serve as the Sub-Advisers to BLOK and BATT. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO. ARGI Investment Services, LLC (“ARGI”) and Exponential serve as the Sub-Advisers to SWAN (Penserra, together with CWP, Toroso, Exponential, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Prior to October 7, 2019, the Adviser and Vident Investment Advisory, LLC served as the Sub-Advisers to YYY. Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso and Exponential are paid by the Adviser. For the period ended October 31, 2019, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $11,710 for brokerage commissions.

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Notes to the Financial Statements

October 31, 2019 (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. Prior to October 7, 2019, SEI Investments Global Fund Services served as administrator for YYY.

U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ Custodian. Prior to October 7, 2019, Brown Brothers Harriman & Co. served as custodian to YYY.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and two Trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers or Trustees of the Trust.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Funds’ Custodian (the “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2019, IBUY, DIVO, BLOK, BATT, EASI, XBUY, and LEND had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of October 31, 2019, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
YYY	$—	$—
IBUY	$65,719,226	$69,753,454	(a)
DIVO	$1,842,151	$1,889,859	(a)
BLOK	$19,626,085	$20,345,869	(a)
BATT	$517,962	$780,893	(a)
EASI	$5,190,936	$5,323,618	(a)
SWAN	$—	$—
XBUY	$131,859	$138,778	(a)
LEND	$208,208	$195,264	(a)

(a)          The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the period ended October 31, 2019, were as follows:

Fund	Fees and Interest Earned
YYY	$—
IBUY	$1,978,159
DIVO	$410
BLOK	$712,136
BATT	$74,825
EASI	$13,125
SWAN	$1,911
XBUY	$961
LEND	$529

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional off setting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$61,418,497	$62,700,560
IBUY	121,097,192	102,815,672
DIVO	19,817,954	21,457,109
BLOK	37,975,235	42,616,390
BATT	3,246,342	3,226,153
EASI	97,599,672	96,410,775
SWAN	227,699,331	121,181,605
XBUY	1,718,724	1,619,930
LEND	616,236	561,656

For the period ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$59,100,048	$12,850,640
IBUY	34,800,454	194,753,692
DIVO	7,001,882	2,726,570
BLOK	741,220	31,565,567
BATT	—	577,489
EASI	24,525,876	17,154,137
SWAN	—	—
XBUY	2,360,876	644,847
LEND	3,628,924	2,306,721

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN. Included in the amounts for SWAN were $221,257,794 of purchases and $121,181,605 of sales of U.S. Government Securities during the current fiscal period.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

6.    FEDERAL INCOME TAXES

As of and during the year/period ended October 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2019, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year/period ended October 31, 2019, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year/period ended October 31, 2019 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$10,667,877	$—	$5,445,623
IBUY	—	—	—
DIVO	805,664	226,746	—
BLOK	1,276,455	—	—
BATT	46,593	—	—
EASI	160,314	—	—
SWAN	1,147,229	—	—
XBUY	—	—	—
LEND	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2018 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
IBUY	—	—	—
DIVO	536,201	110,096	107,770
BLOK	—	—	—
BATT	—	—	—
EASI	—	—	—
SWAN	N/A	N/A	N/A
XBUY	N/A	N/A	N/A
LEND	N/A	N/A	N/A

The tax composition of distributions paid during the year ended December 31, 2018 for YYY was as follows:

Ordinary Income	Return of Capital
$12,028,366	$4,637,634

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2019 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$237,356,688	$333,920,661	$21,861,224	$124,359,727	$7,993,260
Gross tax unrealized appreciation	10,904,792	37,478,913	1,660,220	10,292,898	447,754
Gross tax unrealized depreciation	(11,504,333)	(61,699,074)	(230,375)	(15,115,319)	(3,024,566)
Net tax unrealized appreciation (depreciation)	(599,541)	(24,220,161)	1,429,845	(4,822,421)	(2,576,812)
Undistributed ordinary income	—	—	—	1,829,498	127,172
Undistributed long-term capital gain	—	—	644,329	—	—
Total accumulated gain	—	—	644,329	1,829,498	127,172
Other accumulated gain (loss)	(16,064,879)	(14,838,015)	(98,015)	(21,633,519)	(1,358,003)
Distributable earnings/(accumulated deficit)	$(16,664,420)	$(39,058,176)	$1,976,159	$(24,626,442)	$(3,807,643)
	EASI	SWAN	XBUY	LEND
	Investments	Investments	Investments	Investments
Tax cost of investments	$26,736,956	$116,352,628	$2,022,570	$1,444,312
Gross tax unrealized appreciation	761,748	7,838,795	228,262	14,687
Gross tax unrealized depreciation	(258,115)	(156,455)	(107,734)	(299,909)
Net tax unrealized appreciation (depreciation)	503,633	7,682,340	120,528	(285,222)
Undistributed ordinary income	9,515	3,504,537	865	49,047
Undistributed long-term capital gain	—	—	—	—
Total accumulated gain	9,515	3,504,537	865	49,047
Other accumulated gain (loss)	(2,160,985)	—	(3)	(22,299)
Distributable earnings/(accumulated deficit)	$(1,647,837)	$11,186,877	$121,390	$(258,474)

The difference between book and tax-basis cost is attributable to the deferral on wash sales and passive foreign investment companies.

At October 31, 2019, the Funds did not defer, on a tax basis, any late year ordinary losses.

At October 31, 2019, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$(5,395,545)	$(10,669,333)	Unlimited
IBUY	(6,598,605)	(8,239,528)	Unlimited
DIVO	—	—	—
BLOK	(14,746,014)	(6,888,174)	Unlimited
BATT	(929,025)	(428,856)	Unlimited
EASI	(2,160,985)	—	Unlimited
SWAN	—	—	—
XBUY	—	—	—
LEND	(22,299)	—	Unlimited

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemption-in-kind transactions and net operating losses. For the year/period ended October 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$(517,308)	$517,308
IBUY	(23,406,223)	23,406,223
DIVO	(361,201)	361,201
BLOK	1,425,369	(1,425,369)
BATT	58,581	(58,581)
EASI	(808,008)	808,008
SWAN	—	—
XBUY	(55,031)	55,031
LEND	160,135	(160,135)

During the year/period ended October 31, 2019, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$517,308
IBUY	23,564,308
DIVO	361,201
BLOK	(1,425,369)
BATT	(58,581)
EASI	808,341
SWAN	—
XBUY	55,031
LEND	(160,135)

7.    RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact these changes and has decided to accept the disclosure framework.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

8.    PRINCIPAL RISKS

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

CONCENTRATION RISK (YYY, IBUY, EASI, XBUY and LEND only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COVERED CALL RISK (DIVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

FOREIGN INVESTMENT RISK (XBUY only)

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, and BATT only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

METALS AND MINING COMPANIES RISK (BATT only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

MOMENTUM INVESTING RISK (EASI only)

The EASI Tactical Growth Index employs a “momentum” style methodology that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. The Fund may be subject to more risk because stocks in which the Fund invests may be more volatile than a broad cross-section of stocks or the returns on stocks that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Additionally, during periods of positive stock market performance, the returns of the Fund may be lower when a significant portion of the Fund’s net assets are allocated to the fixed-income allocation. Momentum can turn quickly and cause significant variation from other types of investments.

OPTIONS RISK (SWAN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2019 (Continued)

ONLINE RETAIL RISK (IBUY and XBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

9.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

Amplify ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Amplify ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (as applicable), of Amplify High Income ETF, Amplify Online Retail ETF, Amplify CWP Enhanced Dividend Income ETF, Amplify Transformational Data Sharing ETF, Amplify Advanced Battery Metals and Materials ETF, Amplify EASI Tactical Growth ETF, Amplify BlackSwan Growth & Treasury Core ETF, Amplify International Online Retail ETF, and Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF (the “Funds”), each a series of Amplify ETF Trust, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 30, 2019

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited)

FOR AMPLIFY HIGH INCOME ETF (“YYY’)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 11, 2018, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify YieldShares High Income ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to the meeting held on December 11, 2018, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 11, 2018, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed an initial investment management fee of 0.50%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

FOR AMPLIFY ONLINE RETAIL ETF (“IBUY”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on November 5, 2015, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Online Retail ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Thus, a meeting was held on September 12, 2017, to discuss and review the Agreements with respect to the Fund. At the September 12, 2017 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. Accordingly, a meeting was held on September 18, 2018, to discuss and review the Agreements with respect to the Fund. At the September 18, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

On or about September 17, 2019, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the September 17, 2019 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on September 17, 2019, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 17, 2019, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Adviser regarding its respective financial condition, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.65% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this account to the Board’s satisfaction over the course of the previous three years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

FOR AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF (“DIVO”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 22, 2016, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), and 3) an Investment Sub-Advisory Agreement between the Adviser and Capital Wealth Planning, LLC (“CWP”; Penserra and CWP will be referred to together as the “Sub-Advisers”) on behalf of the Fund.

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. The Board, including the Independent Trustees, approved an additional one-year term on June 12, 2018.

Since it has been one year since the last approval, a meeting was held on June 11, 2019 to discuss and review the Agreements with respect to the Fund. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. At the meeting, The Board unanimously approved the agreements. The Independent Trustees, voting separately, also unanimously approved the agreements.

Prior to the meeting held on June 11, 2019, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on June 11, 2019, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Advisers regarding its respective financial condition, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.49%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

FOR AMPLIFY CROWDBUREAU® PEER-TO-PEER LENDING & CROWDFUNDING ETF (LEND)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 18, 2018, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to the meeting held on September 18, 2018, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 18, 2018, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed an initial investment management fee of 0.75%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2019 (Unaudited) (Continued)

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2019 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your fund’s actual return – the account values shown may not apply to your specific investment.

YYY	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,028.00	0.50%	$2.56
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55
IBUY	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$945.60	0.65%	$3.19
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
DIVO	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,051.80	0.49%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2019 (Unaudited) (Continued)

BLOK	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,013.70	0.70%	$3.55
Hypothetical 5% Return	$1,000.00	$1,021.68	0.70%	$3.57
BATT	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$894.10	0.72%	$3.44
Hypothetical 5% Return	$1,000.00	$1,021.58	0.72%	$3.67
EASI	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$978.20	0.75%	$3.74
Hypothetical 5% Return	$1,000.00	$1,021.42	0.75%	$3.82
SWAN	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,073.50	0.49%	$2.56
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
XBUY	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$942.30	0.69%	$3.38
Hypothetical 5% Return	$1,000.00	$1,021.73	0.69%	$3.52
LEND	Beginning Account Value 5/8/2019(b)	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$799.40	0.65%	$2.82(c)
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31(a)

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the one-half year period).

(b)       Fund Commencement.

(c)       The dollar amount shown as expenses paid during the period for LEND is multiplied by 176/365, which is the number of days since inception divided by the number of days in the year.

Amplify ETF Trust

Trustees and Officers of the Trust

October 31, 2019 (Unaudited)

The following chart lists Trustees and Officers as of October 31, 2019.

Set forth below are the names, ages, addresses, position with the Trust, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Funds’ website at www.amplifyetfs.com.

Name, Address, and Year of Birth	Position and Offices with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past 5 Years
Interested Trustees
Christian Magoon(1) c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1974	Chairman of the Board of Trustees; Chief Executive Officer and President	Indefinite term Since inception	Chief Executive Officer, Magoon Capital (2010 – present); Chief Executive Officer, YieldShares, LLC (2013 – present); Chief Executive Officer, President of Amplify Invesments (2015 – 2018)	10	None
John Phillips(2) c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1958	Secretary	Indefinite term Since inception	Chief Operating Officer and Head of Product Development, Amplify Investments (2015 – present); Managing Director, White, Weld & Co. (2007 – 2015)	10	N/A
Independent Trustees
Michael DiSanto c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1979	Trustee	Indefinite term Since inception	Attorney, City of Naperville, Illinois (2007 – present); member, Elder board of the Compass Church, (2013 – present); Adjuct Professor, Aurora University (2012)	10	None
Rick Powers c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1957	Trustee	Indefinite term Since inception	Deputy Commissioner, Transportation, State of Indiana (2014 – present); Director, Code Enforcement, City of Indianapolis, Indiana (2001 – 2014)	10	None
Mark Tucker c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1963	Trustee	Indefinite term Since inception	Sole member, Aspen Equity Partners, LLC (2009 – present); New Liberty Popcorn, LLC (2015 – present)	10	None

Amplify ETF Trust

Trustees and Officers of the Trust

October 31, 2019 (Unaudited) (Continued)

Name, Address, and Year of Birth	Position and Offices with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Other Directorships Held
Officers
Ed Keiley c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1965	Chief Compliance Officer	Indefinite term Since inception	Chief Compliance Officer, Amplify Investments (2016 – present); Trader Compliance, Inc. (2003 – present)	N/A
Bradley H. Bailey c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1967	Chief Financial Officer	Indefinite term 2016	Chief Financial Officer, Amplify Investments (2016 – present); Chief Financial Officer, Copia Capital LLC (2014 – 2016); Chief Financial Officer, Central Square Management LLC (2011 – 2014)	N/A

(1)       Mr. Magoon is deemed an “interested person” of the Trust due to his position as Chief Executive Officer and President of Amplify Investments and the Trust.

(2)       Mr. Phillips is deemed an “interested person” of the Trust due to his position as Chief Operating Officer of Amplify Investments and Secretary of the Trust.

Amplify ETF Trust

Additional Information

October 31, 2019 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	15.02%
IBUY	00.00%
DIVO	51.94%
BLOK	98.34%
BATT	100.00%
EASI	34.46%
SWAN	00.00%
XBUY	00.00%
LEND	00.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2019 was as follows:

YYY	2.79%
IBUY	00.00%
DIVO	52.27%
BLOK	56.50%
BATT	5.49%
EASI	38.18%
SWAN	00.00%
XBUY	00.00%
LEND	00.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	00.00%
IBUY	00.00%
DIVO	48.43%
BLOK	3.35%
BATT	00.00%
EASI	00.00%
SWAN	00.00%
XBUY	00.00%
LEND	00.00%

Amplify ETF Trust

Additional Information

October 31, 2019 (Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BLOK	$106,056	$0.0200	62.09%
BATT	$10,853	$0.0200	96.27%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

October 31, 2019 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

October 31, 2019 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

October 31, 2019 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•    Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•    Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•    Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•    Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•    Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

October 31, 2019 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
310 S. Hale Street
Wheaton, IL 60187

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Exponential ETFs 1001 Woodward Ave., Suite 500 Detroit, MI 48226	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Toroso Investments, LLC 623 5th Avenue, Suite 15 New York, NY 10019		ARGI Investments, LLC 2201 High Wickham Place Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mark Tucker is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$129,500	$71,500
Audit-Related Fees	$0	$0
Tax Fees	$27,500	$15,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	$27,500	$15,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Michael DiSanto, Rick Powers, and Mark Tucker

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Amplify ETF Trust

By (Signature and Title)       /s/ Christian Magoon

Christian Magoon, President and Chief Executive Officer

Date 1/7/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Christian Magoon

Christian Magoon, President and Chief Executive Officer

Date 1/7/2020

By (Signature and Title)       /s/ Bradley H. Bailey

Bradley H. Bailey, Chief Financial Officer

Date 1/7/2020

* Print the name and title of each signing officer under his or her signature.